Trade and Other Payables (Details) - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
CURRENT
Trade payables	$ 21,143	$ 19,221	$ 18,357	$ 25,302
Accruals	9,568	7,503	6,934	9,096
Employee benefit liabilities	1,805	1,842	1,524	2,152
Trade and other current payables	$ 32,516	$ 28,566	$ 26,815	$ 36,550